UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-01639


                                   Engex, Inc.
               (Exact name of registrant as specified in charter)


                  44 Wall Street, 2nd Floor, New York, NY 10005
               (Address of principal executive offices) (Zip code)


                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-495-4519



                      Date of fiscal year end: September 30


                  Date of reporting period: September 30, 2005


Item 1.  Reports to Stockholders.

Directors
---------
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff

Officers
J. Morton Davis, Chairman of the Board       ENGEX, Inc.
 and President
David Nachamie, Secretary
Gilbert Jackson, Treasurer
Michael Siciliano, Assistant Treasurer

Custodian
Bank of America
210 Main Street                              FINANCIAL STATEMENTS
Hackensack, N.J. 07602                       and
                                             ANNUAL REPORT
Transfer Agent                               YEAR ENDED
Continental Stock Transfer & Trust Co.       SEPTEMBER 30, 2005
17 Battery Place
New York, NY  10017
(212) 509-4000

Independent Accountants                      ENGEX, INC. is listed on the
-----------------------                      American Stock Exchange (AMEX)
Raich Ende Malter & Co. LLP                  Symbol - EGX
1375 Broadway
New York, NY  10018

Engex, Inc.
44 Wall Street
New York, N.Y.  10005
(212) 495-4200

                                   Engex, Inc.
                                 44 Wall Street
                            New York, New York 10005
                                 (212) 495-4200







                                          November 21, 2005



Dear Engex Shareholder:

      Thank you for your patience. I am hopeful that in the near future your investment in Engex, Inc. will reap the significant reward we have been so patiently awaiting, particularly in our Enzo Biochem position and in our second largest position, Keryx Pharmaceuticals.

      As the largest shareholder in the fund I am, like you, looking forward to a rewarding year ahead.

                                       Sincerely,



                                       J. Morton Davis

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Stockholders and
Board of Directors of Engex, Inc.


We have audited the accompanying statement of assets and liabilities of Engex, Inc. (the "Company"), including the schedule of portfolio investments, as of September 30, 2005, and the related statements of operations, cash flows, and changes in net assets and selected per share data and ratios, for the year then ended. These financial statements and selected per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per share data and ratios based on our audit. The statement of changes in net assets of Engex, Inc. for the year ended September 30, 2004 and selected per share data and ratios for each of the four years in the period ended September 30, 2004 were audited by other auditors whose report dated November 11, 2004 expressed an unqualified opinion of that statement and selected per share data and ratios.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Engex, Inc. as of September 30, 2005 and the results of its operations, cash flows, and changes in net assets and selected per share data and ratios for the year then ended, in conformity with United States generally accepted accounting principles.

/s/ Raich Ende Malter & CO. LLP

RAICH ENDE MALTER & CO. LLP
New York, New York
November 7, 2005

                                   ENGEX, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 2005

Assets:
      Investment in securities at market value (identified cost - $9,675,417)
                        (Notes 1(a) and 5)                                                    $ 13,331,452

      Private investments at fair value (identified cost - $2,971,254) (Note 1(a))                 535,000

      Income tax receivable (Notes 1(b) and 4)                                                      14,480

      Other assets                                                                                 34,426
                                                                                                   -------
                                TOTAL ASSETS                                                                 $    13,915,358
                                                                                                              --------------


Liabilities:

      Accounts payable and accrued expenses                                                        115,141
      Loan payable to custodian (Notes 5, 6 and 7)                                                 982,668
      Loan payable to Chairman (Note 2)                                                         4,177,668
                                                                                           --------------


                                TOTAL LIABILITIES                                                           5,275,477
                                                                                                            ---------

COMMITMENT AND CONTINGENCIES (Note 7)


NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                                                 $      8,639,881
                                                                                                             ===============

NET ASSET VALUE PER SHARE                                                                                   $           8.84
                                                                                                              ==============



NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

      Common stock - $.10 par value:

      Authorized - 2,500,000 shares, Issued - 977,223 shares                                                           97,722
      Additional paid-in capital                                                                                    9,669,680
      Unrealized appreciation on investments                                                                        1,219,780
      Cumulative net realized loss from investment transactions                                                    (2,036,966)

      Undistributed net investment loss                                                                              (310,335)
                                                                                                                    ---------
NET ASSETS                                                                                                  $       8,639,881
                                                                                                              ===============



         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                               September 30, 2005


                                                         Number of                                          Market
                                                          Shares                                             Value

COMMON STOCK (154.3%)
Biotechnology (147.5%)
          Enzo Biochem, Inc. *(a)                           663,496      shs.            $10,191,298
          Keryx Biopharmaceutical *(a)                      162,100      shs.              2,554,696       $12,745,994
                                                                                           ---------

Technology (0.9%)
          Silverstar Holdings Ltd. *                         51,600      shs.                                   79,980

Gaming Industry (4.8%)
          American Vantage Company *                        474,500      shs.                                  403,325

Distribution (1.1%)
          U.S. China IND Exchange *(a)                       29,524      shs.                                  102,153
                                                                                                         -------------


                    TOTAL INVESTMENT IN MARKETABLE SECURITIES  (COST - $9,675,417)                         $13,331,452
                                                                                                            ==========

PRIVATE INVESTMENTS* (6.2%)

          Etilize Inc.                                     506,756       shs.                                $ 375,000
          GMP Companies                                     50,000       shs.                                  160,000
          Corente, Inc.                                     11,793       shs.                                   -
          Surgivision Series A Pfd                         300,000       shs.                                   -
                                                                                                         -------------

                    TOTAL PRIVATE INVESTMENTS (6.2%)
                          (COST - $2,971,254)                                                             $    535,000
                                                                                                           ===========

 * Non income-producing securities
(a) Pledged as collateral against margin balance at custodian.



         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

                             STATEMENT OF OPERATIONS

                      For The Year Ended September 30, 2005

INVESTMENT INCOME:

           Dividends                                                                             $      362

           Miscellaneous                                                                              1,165
                                                                                                     -----
                                                                                                                      $ 1,527
Expenses:
           Professional fees                                                                     $  147,217

           Management fees - affiliate                                                               95,021

           Insurance                                                                                 69,765

           Interest Expense                                                                          48,758

           Custodian and transfer fees                                                               22,192

           Directors' fees and expenses                                                              21,000

           Shareholders' reports and printing                                                        19,830

           Other taxes                                                                               15,937

           Miscellaneous                                                                                73
                                                                                                    -------
                                                     Total Expenses                                                    439,793
                                                                                                                   -----------

INVESTMENT LOSS BEFORE INCOME TAXES                                                                                   (438,266)
INCOME TAX EXPENSE (BENEFIT)
                  Current                                                                             9,100
                  Deferred                                                                              -                9,100
                                                                                                   --------        -----------
NET INVESTMENT LOSS                                                                                                   (447,366)
                                                                                                                   ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss from securities transactions                                                                        (285,323)

 Net change in unrealized appreciation on investments, net of deferred income tax benefit of $171,688                  113,991


NET DECREASE ON INVESTMENTS                                                                                           (171,332)
                                                                                                                    ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $  (618,698)
                                                                                                                    ==========










         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

                       STATEMENT OF CHANGES IN NET ASSETS

                 For The Years Ended September 30, 2005 and 2004

                                                                                             2005                  2004
                                                                                       -----------------      ----------------

Increase (decrease) in net assets
     from operations:

                   Investment (loss) - net                                               $ (447,366)           $    (450,833)


                   Net realized gain (loss) on securities transactions                     (285,323)                  74,096

                   Change in unrealized appreciation on investments                         113,991                  392,833
                                                                                         ----------               ----------


NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            (618,698)                  16,096

NET ASSETS - BEGINNING OF YEAR                                                            9,258,579                9,242,483
                                                                                          ---------                ---------

NET ASSETS - END OF YEAR                                                                $ 8,639,881            $   9,258,579
                                                                                         ==========             ============










         The accompanying notes are an integral part of this statement.

                                   ENGEX INC.

                             STATEMENT OF CASH FLOWS

                      For The Year Ended September 30, 2005

Cash flows provided by operating activities
           Net investment loss                                                                                    $  (447,366)
           Net realized and unrealized loss on investments                                                           (171,332)
                                                                                                                    ----------
           Net decrease in net assets resulting from operations                                                      (618,698)
           Adjustments to reconcile net income to net cash provided by operating activities:
                   Deferred income tax benefit                                                                       (171,688)

                 Change in operating assets:
                   Securities owned                                                                                   379,703
                   Private investments at fair value                                                                  510,000
                   Current income taxes receivable                                                                       (117)
                   Other assets                                                                                        20,084
                 Change in operating liabilities:
                   Accounts payable and accrued expenses                                                               (9,971)
                                                                                                                     --------

           Net cash provided by operating activities                                                                  109,313

Cash flows used in financing activities
                   Increases in loan from Chairman-net                                                                 51,649
                   Repayment of margin loan                                                                          (160,962)
                                                                                                                    ---------
           Net cash used in financing activities                                                                     (109,313)

           Net increase (decrease) in cash and balance at beginning and end of the year                           $         0
                                                                                                                  ===========


Supplemental disclosure of cash flow information:
           Cash paid for interest                                                                                 $    48,758
                                                                                                                   ----------










         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Engex, Inc. ("The Fund") is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on its equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      (a) SECURITY VALUATION - Investments in securities traded on a national securities exchange are valued at the last reported sales price on September 30, 2005. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

            Investments for which quotations are not readily available are valued at fair value, as determined by the Board of Directors. These estimated values may not reflect amounts that could be realized upon immediate sale, or amounts that ultimately may be realized. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

      (b) FEDERAL INCOME TAXES - The Fund no longer qualifies under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

      (c) USE OF ACCOUNTING ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (d) OTHER - As is common in the industry, security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2.  INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATED PERSON

      The Fund has entered into an investment advisory agreement (the "Agreement") with American Investors Advisors, Inc. ("Advisors"), which is wholly owned by the Chairman of the Fund. Certain officers of Advisors are also officers of the Fund. Under this agreement, Advisors will serve as an investment advisor of the Fund for a fee computed at an annual rate of 1.0% of the Fund's average weekly net assets. For the year ended September 30, 2005, Advisors earned a management fee of $95,021, of which $7,292 was due to Advisors at September 30, 2005 and is included in accrued expenses in the accompanying statement of assets and liabilities.

      At September 30, 2005, an interest free loan payable to the Chairman was $4,177,668 and was payable on demand. The maximum loan outstanding and the weighted average amount of the loan (computed on a monthly basis) from the Chairman during the year were $4,177,668 and $4,148,621, respectively.

NOTE 3.  INVESTMENT TRANSACTIONS

      For the year ended September 30, 2005, purchases and sales of investment securities were $4,782 and $551,468 respectively, and the cost of securities sold was $836,791. Gross unrealized appreciation amounted to $4,495,726 and gross unrealized depreciation amounted to $3,275,945 at September 30, 2005.



NOTE 4.  INCOME TAXES

      The following is a summary of the components of Fund's income tax expense (benefit) for the year ended September 30, 2005:

                                        Deferred        Current       Total
                                        --------      ----------    ---------
                   Federal              $(157,767)    $        -    $(157,767)
                   State and local        (13,921)         9,100       (4,821)
                                        ----------     ---------     ---------
                                        $(171,688)    $    9,100    $(162,588)
                                        ==========    ==========    ==========


      The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund's liabilities and assets and the related income tax basis for such liabilities and assets. This method generates a net deferred income tax asset for the Fund as of the end of the year, as measured by the statutory tax rate in effect as enacted. The Fund derives its deferred income tax charge/benefit by recording the change in net deferred income tax asset or liability for the year.

      At September 30, 2005, the Company had a deferred tax asset of $156,536. The deferred tax asset arose from tax net operating loss carry forwards of approximately $1,546,000 for federal income tax purposes and approximately $3,519,000 for state tax purposes expiring from 2023 to 2025 offset by net unrealized gains on securities investments of approximately $1,220,000. The Company has established a valuation allowance of $156,536 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal and state tax assets of $87,554 and $68,982, respectively, have been reserved.

      The effective tax rate for the Fund's income tax liability is reconcilable to the federal statutory rate, as follows:

           -------------------------------------- ---------------
           Statutory rate                              34%
           -------------------------------------- ---------------
           state, net of federal tax benefit            3%
           -------------------------------------- ---------------
           Tax benefit of net operating loss           (3%)
           -------------------------------------- ---------------

           The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
  Net operating loss carryforwards                                $  607,855

Deferred Tax Liability:
  Unrealized appreciation on securities investments                 (451,319)
                                                                    --------

                                                                     156,536

Less: Valuation allowance                                           (156,536)
                                                                   ---------
Net Deferred Tax Asset                                            $        -
                                                                   ==========

NOTE 5.  LOAN PAYABLE TO CUSTODIAN

      The Fund has a margin loan from its custodian bank. Such loan bears interest at a rate which varies with the bank's prime lending rate. The interest paid during the year ranged from a rate of 3.10% to 5.63% with a weighted average interest rate 4.11%. The maximum loan outstanding and the weighted average amount of loans (computed on a monthly basis) during the year were $1,275,197 and $1,105,788 respectively.

      At September 30, 2005, the loan payable to the custodian bank was $982,668 and was collateralized by certain Fund investment securities aggregating $12,848,148.



NOTE 6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

      Investments in securities are carried at market value or estimated fair value. Management has estimated that the carrying amount of the Fund's loan payable to the Custodian bank approximates fair value due to the variable interest rate of the loan. Management has determined that it is not practical to estimate the fair value of the Fund's loan payable to the Chairman.

      Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment. Settlement of the Fund's debt obligations at fair value may not be possible and may not be a prudent management decision.



NOTE 7.  CONCENTRATIONS OF CREDIT RISK

      The Fund presently intends to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund's assets and a further concentration of the Fund's investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and /or industry.

      The Fund has borrowed funds in connection with its investment portfolio, and plans to continue to do so, and to consider various alternative means of doing so which may be available to it. Such borrowings are presently limited by certain asset coverage requirements under the Investment Company Act of 1940. By increasing the amount of such leverage utilized by the Fund, opportunities may be enhanced, but certain risks are created, including a higher volatility of the net asset value of the Fund's common stock and potentially higher volatility in its market value. When monies are borrowed by the Fund, creditors have a fixed dollar claim on the Fund's assets and income, which is prior to any claim on the Fund's assets, and income by its stockholders. Therefore, any relative decline in the value of the Fund's assets or the income it receives will cause the net asset value of the Fund's stock and any income available to it to decline more sharply than if there were no such prior claims.

                                   ENGEX, INC.

                              FINANCIAL HIGHLIGHTS



Per share operating performance:                                  Years Ended September 30,
                                                       ------------------------------------------------------------------------
Per share operating performance:                             2005         2004            2003         2002           2001
                                                       ------------ --------------- ------------ -------------- ---------------
Investment income                                         $  0.00    $  0.00           $  0.00          $0.00        $  0.00
                                                       ------------ --------------- ------------ -------------- ---------------

Expenses:
                             Interest                        0.05       0.06              0.06           0.16           0.42
                             Other                           0.40       0.40              0.40           0.36           0.53
                                                       ------------ --------------- ------------ -------------- ---------------
                                     Total expenses          0.45       0.46              0.46           0.52           0.95
                                                       ------------ --------------- ------------ -------------- ---------------
Investment income (loss) before income tax                  (0.45)     (0.46)            (0.46)         (0.52)         (0.94)
(benefit)
Current income tax (benefit)                                 0.01       0.01              0.01          (0.21)         (0.30)
                                                       ------------ --------------- ------------ -------------- ---------------

Net Investment income (loss)                                (0.46)     (0.47)            (0.47)         (0.31)         (0.64)
                                                       ------------ --------------- ------------ -------------- ---------------

Realized and unrealized gain (loss) before                  (0.35)      0.49              3.60          (3.80)        (26.86)
provision (benefit) for income taxes
Deferred  income tax provision (benefit)                    (0.18)      0.01              0.17          (0.42)        (10.20)
                                                       ------------ --------------- ------------ -------------- ---------------

Net realized and unrealized gain (loss)                     (0.17)      0.48              3.43          (3.38)        (16.66)
                                                       ------------ --------------- ------------ -------------- ---------------

Net increase (decrease) in net asset value                  (0.63)      0.01              2.96          (3.69)        (17.30)
Net asset value:
                             Beginning of year               9.47       9.46              6.50          10.19          27.49
                                                       ------------ --------------- ------------ -------------- ---------------
                             End of year                   $ 8.84     $ 9.47            $ 9.46         $ 6.50        $ 10.19
                                                       ============ =============== ============ ============== ===============

Number of shares outstanding at end of year                977,223      977,223         977,223        977,223        977,223
                                                       ============ =============== ============ ============== ===============
Market value at year end                                   $10.55      $9.20            $11.65          $6.18         $10.50
Average debt per share                                      $5.38      $6.41             $6.21          $6.69          $7.37

Ratios:
                  Expense to average net assets              4.56%      4.61%             5.51%          6.15%          5.72%
                  Net investment income (loss) to
                  average
                          net assets                        (4.64%)    (4.72%)           (5.68%)        (3.10%)        (3.85%)
                  Portfolio turnover                         3.56%      4.26%             0.00%          2.30%         11.34%
Total Return (a)                                            14.67%    (21.03%)           88.51%        (41.14%)       (64.41%)

(a) Total Return. A periodic measure of a fund's overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

Item 2.  Code of Ethics.

      (a) At the end of the period covered by this report, registrant had adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the Code is included with this report as an exhibit.

      (b) There have been no amendments to the Code.

      (c) There have been no waivers granted from any provisions of the Code.

      (d) A copy of the Code may be obtained without charge by calling the Registrant at 1-212-495-4200.

Item 3.  Audit Committee Financial Expert.

      The Registrant's Board of Directors has determined that there is one audit committee financial expert serving on its audit committee. The audit committee financial expert is Howard Spindel, who is "independent" as defined by this item.

Item 4.  Principal Accountant Fees and Services.

      (a) Audit Fees

                  2004     $45,000
                  2005     $36,000

      (b) Audit-Related Fees

                  ------------- ---------------------------- --------------------------- ----------------------------
                                                                                             % Approved By Audit
                      Year              Registrant               Investment Adviser               Committee
                  ------------- ---------------------------- --------------------------- ----------------------------
                      2004                  $0                           $0                          N/A
                  ------------- ---------------------------- --------------------------- ----------------------------
                      2005                  $0                           $0                          N/A
                  ------------- ---------------------------- --------------------------- ----------------------------

      (c) Tax Fees

                  ------------- ---------------------------- --------------------------- ----------------------------
                                                                                             % Approved By Audit
                      Year              Registrant               Investment Adviser               Committee
                  ------------- ---------------------------- --------------------------- ----------------------------
                      2004                $6,000                      $10,000                        100
                  ------------- ---------------------------- --------------------------- ----------------------------
                      2005                $6,000                       $4,000                        100
                  ------------- ---------------------------- --------------------------- ----------------------------

      The above-stated fees were for tax return preparation.

      (d) All Other Fees

                 ------------- ---------------------------- --------------------------- ----------------------------
                                                                                             % Approved By Audit
                      Year              Registrant               Investment Adviser               Committee
                  ------------- ---------------------------- --------------------------- ----------------------------
                   ------------- ---------------------------- --------------------------- ----------------------------
                      2004                  $0                           $0                          N/A
                  ------------- ---------------------------- --------------------------- ----------------------------
                      2005                  $0                           $0                          N/A
                  ------------- ---------------------------- --------------------------- ----------------------------


      (e) The Audit Committee approves all audit and non-audit engagements before work is commenced.

      (f) The Audit Committee has determined that the provision of non-audit services to the Investment Adviser is compatible with maintaining the Registrant's auditor's independence.

Item 5.  Audit Committee of Listed Registrants.

      Registrant has a standing audit committee. The members of the audit committee are Jerome Fisch, Howard Spindel and Leonard Toboroff.

Item 6.  Schedule of Investments.

      The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Registrant votes proxies and resolves conflicts of interest related to proxy voting in accordance with its Proxy Voting Policy and Procedures, adopted by registrant's Board of Directors on November 12, 2003 and included as an exhibit to this report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

      (a) As of December 6, 2005, J. Morton Davis is the person responsible for the day-to-day management of the Registrant's portfolio. Mr. Davis is President, Chairman and Chief Executive Officer of the Investment Adviser and has been such to the Investment Adviser and its predecessor since 1985. Mr. Davis is also Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp. Mr. Davis is not responsible for the day-to-day management of the portfolio of any other account.

      (b) Mr. Davis is not compensated directly for his management of the Registrant's portfolio. He derives his compensation as the sole owner of the Investment Adviser.

      (c) As of September 30, 2005, the dollar range of shares of the Registrant owned by Mr. Davis was $500,000 - $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Purchasers.

      There were no purchases of shares of registrant's equity securities by or behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities and Exchange Act of 1934, as amended.

Item 10. Submission of Matters to a Vote of Security Holders.

      Since last disclosed, there have been no material changes to Registrant's procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.  Controls and Procedures.

      (a) Registrant's principal executive and principal financial officers agree that registrant's disclosure controls and procedures, as defined in Rule 30a-3d under the 1940 Act, are effective based on their evaluation within the last 90 days of the controls and procedures.

      (b) During the Registrant's fiscal quarter ended September 30, 2005, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant's internal controls over financial reporting.

Item 12.  Exhibits.

      (a)(1) Code of Conduct for Principal Executive Officer and principal Financial Officer

         (2) Certification of principal executive officer

         (3) Certification of principal financial officer

         (4) Proxy Voting Policy and Procedures for Engex, Inc., in response to Item 7.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engex, Inc.

By (Signature and Title)* /s/ J. Mordon Davis
                          ------------------------------------
                            J. Morton Davis, President


Date     December 7, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)   /s/ J. Mordon Davis
                           --------------------------------------------
                             J. Morton Davis, President

Date     December 7, 2005


By (Signature and Title)   /s/ Gilbert Jackson
                           --------------------------------------------
                             Gilbert Jackson, Treasurer

Date     December 7, 2005

Exhibit (a)(1)

                                   ENGEX, INC.

                               CODE OF CONDUCT FOR

           PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.    Covered Officers/Purpose of the Code

      This Code of Conduct (the "Code") applies to the Principal Executive Officer and Principal Financial Officer of Engex, Inc. ("Engex") (the "Covered Officers"), each of whom is set forth in Exhibit A, for the purpose of promoting:

      1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      2. Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in Engex's other public communications;

      3. Compliance with applicable laws and governmental rules and regulations;

      4. The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

      5.    Accountability for adherence to the Code.

      Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

      A. Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, Engex. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with Engex.

      Certain conflicts of interest that could arise out of the relationships between Covered Officers and Engex already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "1940 Act"), and the Investment Advisers Act of 1940, as amended (the "Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with Engex because of their status as "affiliated persons" of Engex. Engex's and its adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

      Although typically not presenting an opportunity for improper personal benefit, conflicts may arise or result from the contractual relationship between Engex and the adviser, whose officers or employees also serve as Covered Officers. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for Engex or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and Engex. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the adviser and Engex and is consistent with the performance by the Covered Officers of their duties as officers of Engex. Thus, if performed in conformity with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

      Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the 1940 Act and the Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of Engex.

      B.    Each Covered Officer must:

      1. Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by Engex whereby the Covered Officer would benefit personally to the detriment of Engex;

      2. Not cause Engex to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of Engex;

      3. Report at least annually outside business affiliations or other relationships (e.g., officer, director, governor, trustee, part-time employment) other than his or her relationship to Engex, the adviser or the administrator.

      C. There are some conflict of interest situations that may be discussed with the Compliance Officer who, for purposes of this Code, shall be the Compliance Officer of American Investors Advisors, Inc. (Engex's investment adviser), if material. Examples of these include:

      1.    Service as a director on the board of any public or private company;

      2.    The receipt, as an officer of Engex, of any gift in excess of $100;

      3. The receipt of any entertainment from any company with which Engex has current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

      4. Any ownership interest in, or any consulting or employment relationship with, any of Engex's service providers, other than its adviser or any affiliated person thereof; or

      5. A direct or indirect financial interest in commissions, transaction charges or spreads paid by Engex for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.  Disclosure and Compliance

      A. Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to Engex.

      B. Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about Engex to others, whether within or outside Engex, including to the Board of Directors (the "Board") and auditors, and to governmental regulators and self-regulatory organizations.

      C. Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of Engex and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents Engex files with, or submits to, the SEC and in Engex's other public communications.

      D. It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.   Reporting and Accountability

      A.    Each Covered Officer must:

      1. Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he or she has received, read, and understands the Code;

      2. Annually thereafter affirm to the Board that he or she has complied with the requirements of the Code;

      3. Not retaliate against any other Covered Officer or any employee of Engex or its affiliated persons for reports of potential violations that are made in good faith; and

      4. Notify the Compliance Officer promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

      B. The Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. The Board, or an appropriate committee thereof, shall consider any requests for waivers from this Code. To the extent required, Engex shall disclose any such waivers, as provided by SEC rules.

      C. Engex will adhere to the following procedures in investigating and enforcing this Code:

      1. The Compliance Officer will take all appropriate action to investigate any potential violations reported to him or her;

      2. If, after such investigation, the Compliance Officer believes that no violation has occurred, no further action is required;

      3. Any matter that the Compliance Officer believes is a violation shall be reported to the Board or the appropriate committee; and

      4. If the appropriate committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the adviser or the administrator or their management; or a recommendation to dismiss the Covered Officer.

V.    Other Policies and Procedures

      This Code shall be the sole code of conduct adopted by Engex for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies relating to that section. Insofar as other policies or procedures of Engex, Engex's adviser or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. Engex's and its adviser's Codes of Ethics under Rule 17j-1 under the 1940 Act and the adviser's insider trading policies are separate policies that apply to the Covered Officers and others, and are not part of this Code.

VI.   Approval and Amendments

      A majority of the Board, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of Engex (the "Independent Directors"), shall initially approve this Code and any amendments thereto, other than amendments to Exhibit A. To the extent required, Engex shall disclose any changes to this Code, as provided by SEC rules.

VII.  Confidentiality

      All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board; Engex's officers, adviser or counsel; or counsel to the Independent Directors, if any.

VIII. Internal Use

      The Code is intended solely for the internal use by Engex and does not constitute an admission, by or on behalf of Engex, as to any fact, circumstance, or legal conclusion.

Adopted: November 12, 2003

                                    Exhibit A

                     Persons Covered by this Code of Conduct

      1.    Principal Executive Officer: J. Morton Davis, President

      2.    Principal Financial Officer: Gilbert Jackson, Treasurer

Effective as of November 5, 2003

                                    Exhibit B

                                 Acknowledgement

      Pursuant to the requirements of the Code of Conduct adopted by Engex, Inc. (the "Code"), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere and abide by the letter and spirit of its provisions.

                                 Signature:___________________________________

                                 Print Name:___________________________________

                                 Date: ________________________________________

                                    Exhibit C

                              Annual Certification

      Pursuant to the requirements of the Code of Conduct adopted by Engex, Inc. (the "Code"), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

                                 Signature:___________________________________

                                 Print Name:___________________________________

                                 Date: ________________________________________

Exhibit (a)(2)

I, J. Morton Davis, certify that:

1.    I have reviewed this report on Form N-CSR of Engex, Inc. (the
      "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

            a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



December 7, 2005


/s/ J. Morton Davis
-------------------------------------
J. Morton Davis
President

Exhibit (a)(3)

I, Gilbert Jackson, certify that:

1.    I have reviewed this report on Form N-CSR of Engex, Inc. (the
      "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

            a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



December 7, 2005


/s/ Gilbert Jackson
---------------------------------
Gilbert Jackson
Treasurer

Exhibit (a)(4)

                  ENGEX, INC.

                  PROXY VOTING POLICY AND PROCEDURES

      The Board of Directors (the "Board") of Engex, Inc. (the "Company") has adopted this Proxy Voting Policy and Procedures to:

      o ensure that the Company votes proxies in the best interests of its shareholders with a view toward maximizing the value of their investments;

      o address any conflicts that may arise between shareholders on the one hand; and "affiliated persons" of the Company or of American Investors Advisors, Inc., the Company's investment adviser (the "Adviser"), or its affiliates on the other;

      o     provide for oversight of proxy voting by the Board; and

      o provide for the disclosure of the Company's proxy voting records and this Policy.

I.    Proxy Voting Guidelines

      The following sections set forth the guidelines for voting proxies that the Company has adopted for certain shareholder meeting proposals. These guidelines will be reviewed by Board and, if deemed necessary, amended from time to time. Non-routine proposals for shareholder approval that are not delineated in these guidelines will be voted upon, from time to time, in accordance with the Board's overall policy of seeking to ensure that the best interests of the Company are met.

      A.    Operational Items

      Adjourn Meeting -- Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

      Amend Quorum Requirements -- Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, unless there are compelling reasons to support the proposal.

      Amend Minor Bylaws -- Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

      Change Company Name -- Vote FOR proposals to change the corporate name.

      Change Date, Time, or Location of Annual Meeting -- Vote FOR management proposals to change the date/time/location of the annual meeting, unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting, unless the current scheduling or location is unreasonable.

      Ratifying Auditors -- Vote FOR proposals to ratify auditors, unless any of the following apply:

            o An auditor has a financial interest in or association with the company, and is therefore not independent.

            o Fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

            Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

            Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

      Transact Other Business -- Vote AGAINST proposals to approve other business when it appears as voting item.

B.    Board of Directors

      Voting on Director Nominees in Uncontested Elections -- Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

            o Attend less than 75 percent of the board and committee meetings without a valid excuse.

            o Implement or renew a dead-hand or modified dead-hand poison pill.

            o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

            o Failed to act on takeover offers where the majority of the shareholders tendered their shares.

            o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

            o Are inside directors or affiliated outsiders and the company does not have an audit, compensation, or nominating committee.

            o Are audit committee members and the non-audit fees paid to the auditor are excessive.

            In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

      Age Limits -- Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

      Board Size -- Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

      Classification/Declassification of the Board -- Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

      Cumulative Voting -- Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      Director and Officer Indemnification and Liability Protection -- Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

            o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

            o     Only if the director's legal expenses would be covered.

      Establish/Amend Nominee Qualifications -- Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

      Filling Vacancies/Removal of Directors -- Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

      Independent Chairman (Separate Chairman/CEO) -- Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

            o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties.

            o     Majority of independent directors on board.

            o     All-independent key committees.

            o     Committee chairpersons nominated by the independent directors.

            o CEO performance reviewed annually by a committee of outside directors.

            o     Established governance guidelines.

            o     Company performance.

      Majority of Independent Directors/Establishment of Committees -- Vote FOR shareholder proposals asking that a majority or more of directors be independent, unless the board composition already meets the proposed threshold. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

      Stock Ownership Requirements -- Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

      Term Limits -- Vote AGAINST shareholder proposals to limit the tenure of outside directors.

      C.    Proxy Contests

      Voting for Director Nominees in Contested Elections -- Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

            o Long-term financial performance of the target company relative to its industry; management's track record.

            o     Background to the proxy contest.

            o     Qualifications of director nominees (both slates).

            o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

      Reimbursing Proxy Solicitation Expenses -- Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

      Confidential Voting -- Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

      D.    Anti-takeover Defenses and Voting Related Issues

      Advance Notice Requirements for Shareholder Proposals/Nominations -- Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

      Amend Bylaws without Shareholder Consent -- Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

      Poison Pills -- Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

      Shareholder Ability to Act by Written Consent -- Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

      Shareholder Ability to Call Special Meetings -- Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      Super-majority Vote Requirements -- Vote AGAINST proposals to require a super-majority shareholder vote. Vote FOR proposals to lower super-majority vote requirements.

      E.    Mergers and Corporate Restructurings

      Appraisal Rights -- Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

      Asset Purchases -- Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

            o     Purchase price.

            o     Fairness opinion.

            o     Financial and strategic benefits.

            o     How the deal was negotiated.

            o     Conflicts of interest.

            o     Other alternatives for the business.

            o     Non-completion risk.

      Asset Sales -- Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

            o     Impact on the balance sheet/working capital.

            o     Potential elimination of diseconomies.

            o     Anticipated financial and operating benefits.

            o     Anticipated use of funds.

            o     Value received for the asset.

            o     Fairness opinion.

            o     How the deal was negotiated.

            o     Conflicts of interest.

      Bundled Proposals -- Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

      Conversion of Securities -- Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

      Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans -- Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

            o     Dilution to existing shareholders' position,

            o     Terms of the offer.

            o     Financial issues.

            o     Management's efforts to pursue other alternatives.

            o     Control issues.

            o     Conflicts of interest.

            Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

      Formation of Holding Company -- Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

            o     The reasons for the change.

            o     Any financial or tax benefits.

            o     Regulatory benefits.

            o     Increases in capital structure.

            o Changes to the articles of incorporation or bylaws of the company.

            Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would result in adverse changes in shareholder rights.

      Going Private Transactions (LBOs and Minority Squeeze-outs) -- Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

      Joint Ventures -- Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

      Liquidations -- Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

      Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition -- Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

            o Prospects of the combined company, anticipated financial and operating benefits.

            o     Offer price.

            o     Fairness opinion.

            o     How the deal was negotiated.

            o     Changes in corporate governance.

            o     Change in the capital structure.

            o     Conflicts of interest.

      Private Placements/Warrants/Convertible Debentures -- Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

      Spin-offs -- Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

            o     Tax and regulatory advantages.

            o     Planned use of the sale proceeds.

            o     Valuation of spin-off.

            o     Fairness opinion.

            o     Benefits to the parent company.

            o     Conflicts of interest.

            o     Managerial incentives.

            o     Corporate governance changes.

            o     Changes in the capital structure.

      Value Maximization Proposals -- Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

      F.    State of Incorporation

      Control Share Acquisition Provisions -- Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

      Control Share Cash-out Provisions -- Vote FOR proposals to opt out of control share cash-out statutes.

      Disgorgement Provisions -- Vote FOR proposals to opt out of state disgorgement provisions.

      Fair Price Provisions -- Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

      Freeze-out Provisions -- Vote FOR proposals to opt out of state freeze-out provisions.

      Greenmail -- Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      Re-incorporation Proposals -- Proposals to change a company's state of incorporation should be evaluated on a CASE - BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

      Stakeholder Provisions -- Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

      State Anti-takeover Statutes -- Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

      G.    Capital Structure

      Adjustments to Par Value of Common Stock -- Vote FOR management proposals to reduce the par value of common stock.

      Common Stock Authorization -- Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      Dual-class Stock -- Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

            o It is intended for financing purposes with minimal or no dilution to current shareholders.

            o It is not designed to preserve the voting power of an insider or significant shareholder.

      Issue Stock for Use with Rights Plan -- Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

      Preemptive Rights -- Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

      Preferred Stock -- Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

      Recapitalization -- Vote CASE-BY-CASE on recapitalizations
      (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

      Reverse Stock Splits -- Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid de-listing. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

      Share Repurchase Programs -- Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

      Stock Distributions: Splits and Dividends -- Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

      Tracking Stock -- Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

      H.    Social and Corporate Responsibility Issues

      Tobacco -- Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

            Second-hand smoke:

            o Whether the company complies with all local ordinances and regulations.

            o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness.

            o     The risk of any health-related liabilities.

            o     Advertising to youth.

            o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations.

            o Whether the company has gone as far as peers in restricting advertising.

            o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

            o Whether restrictions on marketing to youth extend to foreign countries, cease production of tobacco-related products or avoid selling products to tobacco companies.

            o     The percentage of the company's business affected.

            o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

            Spin-off tobacco-related businesses:

            o     The percentage of the company's business affected.

            o     The feasibility of a spin-off.

            o Potential future liabilities related to the company's tobacco business.

            Stronger product warnings: Vote AGAINST proposals seeking stronger product warnings (such decisions are better left to public health authorities).

            Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

      CERES Principles -- Vote CASE-BY-CASE on proposals to adopt the CERES ("Coalition for Environmentally Responsible Economies") Principles, taking into account:

            o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES.

            o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills.

            o Environmentally conscious practices of peer companies, including endorsement of CERES.

            o     Costs of membership and implementation.

      Environmental Reports -- Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

      Link Executive Compensation to Social Performance -- Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate down-sizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

            o     The relevance of the issue to be linked to pay.

            o The degree that social performance is already included in the company's pay structure and disclosed.

            o The degree that social performance is used by peer companies in setting pay.

            o Violations or complaints filed against the company relating to the particular social performance measure.

            o Artificial limits sought by the proposal, such as freezing or capping executive pay.

            o     Independence of the compensation committee.

            o     Current company pay levels.

      Charitable/Political Contributions -- Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

            o The company is in compliance with laws governing corporate political activities, and

            o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
                  (PACs) are strictly voluntary and not coercive.

            Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

            Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

            Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

            Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

II.   Material Conflicts

      The SEC has indicated that a "material" conflict of interest between an investment adviser and its client in voting a client proxy may exist where the investment adviser (i) manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) manages assets for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) otherwise has a personal interest in the outcome of a particular matter before shareholders.

      A.    Identifying material conflicts

            Whether or not a material conflict exists will be based upon all of the facts and circumstances surrounding the proxy proposal in question, including the identity of management soliciting or otherwise involved with the proposal. Notwithstanding the fact that material conflicts will not exist in all such instances, the Company will presume that a material conflict exists whenever:

            o The Adviser is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal;

            o An Access Person of the Adviser (as defined in the Adviser's Code of Ethics) has identified that he or she has an outside business interest connected with the management group that is soliciting the proxy or is otherwise directly involved with the proxy proposal; or

            o An Access Person of the Adviser who is cognizant of an upcoming shareholder meeting in which the Adviser will vote Fund proxies becomes aware of a business interest that the Adviser has with a third party that is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal.

                  In addition, other circumstances may arise that may give rise to a material conflict of interest. In such circumstances, the Company will make a determination as to whether or not a material conflict exists.

      B.    Addressing Material Conflicts

                  If a material conflict of interest between the Adviser and the
            Company with respect to a proxy vote has been identified, the Adviser will advise the Board that such a material conflict exists.

III.  Recordkeeping

            The Company shall maintain:

1.    A copy of the Policy.

2. A copy of each proxy statement that the Company receives regarding its portfolio securities.

3.    A record of each vote cast by the Company.

4. A copy of any document created by the Company that was material to making a decision on the vote of a proxy or that memorializes the basis for that decision.

      With respect to number 2 above, the Company may rely upon obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system. With respect to numbers 2 and 3 above, the Company may rely upon a third party to maintain copies of proxy statements and records of proxy votes; where such reliance is made, the Company will have obtained an undertaking from the third party to provide copies of the proxy statements/votes promptly upon the Company's request.

      IV.   Disclosure

A.    Voting Records

      In accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended, the Company shall file annually with the Securities and Exchange Commission (the "SEC") on Form N-PX (or such other form as the SEC may designate) the Company's proxy voting records for the most recent twelve-month period ended June 30 (the "Voting Records").

      The Voting Records shall consist of, for each proposal on which the Company was entitled to vote with respect to a security held by the Company (for the designated time period of the Voting Records):

      o     the name of the issuer of the portfolio security

      o     the exchange ticker symbol of the portfolio security

      o     the CUSIP number for the portfolio security

      o     the shareholder meeting date

      o a brief identification of the matter voted upon o whether the matter was proposed by the issuer or by a security holder

      o     whether the Company cast a vote and, if so, how the vote was cast

      o     whether the vote cast was for or against management of the issuer

B.    Disclosure about the Policy and How to Obtain Information

      Description of the Policy. The Company, in all shareholder reports filed with the Securities and Exchange Commission on Form N-CSR, shall describe this Policy.

      How to obtain a copy of the Policy. The Company shall disclose in all shareholder reports that a description of this Policy is available:

      o     without charge, upon request, by calling a toll-free number; and

      o     at the SEC's website, www.sec.gov.

      How to obtain a copy of proxy votes. The Company shall disclose in all shareholder reports that information regarding how the Company voted proxies relating to portfolio securities is available:

      o     without charge, upon request, by calling a toll-free number; and

      o     at the SEC's website, www.sec.gov.

      The Company must send the information disclosed in their most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

      V.    Board Review

      The appropriate officers of the Company shall report to the Board, at least annually, the Voting Records in a form as the Board may request. This report shall:

      o describe any conflicts of interests that were identified in connection with the voting of securities and how they were addressed; and

      o     summarize all votes that were made.

      The Board shall review this Policy at the same meeting, and determine whether any amendments to the Policy would be appropriate.

Adopted: November 12, 2003

         Certification Required By Section 906 of the Sarbanes-Oxley Act
                         (Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended September 30, 2005 of Engex, Inc. (the "Registrant").

      I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

      1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

      2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

December 7, 2005

/s/ J. Morto Davis
--------------------------------
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

         Certification Required By Section 906 of the Sarbanes-Oxley Act
                         (Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended September 30, 2005 of Engex, Inc. (the "Registrant").

      I, Gilbert Jackson, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

      1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

      2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

December 7, 2005

/s/ Gilbert Jackson
--------------------------------
Gilbert Jackson
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.